Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	Fair Value of Financial Assets and Liabilities

Fair Value Hierarchy

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2019 and December 31, 2018:

	Fair Value Measurements as of December 31, 2019 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$50,622	$—	$—	$50,622
Total financial assets	$50,622	$—	$—	$50,622

	Fair Value Measurements as of December 31, 2018 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$10,710	$—	$—	$10,710
Total financial assets	$10,710	$—	$—	$10,710
Liabilities:
Derivative liability	$—	$—	$36,567	$36,567
Warrant liability	—	—	100	100
Total financial liabilities	$—	$—	$36,667	$36,667

As of December 31, 2019, and 2018, the carrying amounts of cash, accounts payable, and accrued expenses approximated their estimated fair values because of the short-term nature of these financial instruments. The Company’s cash equivalents, which are in money market funds, are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices as of December 31, 2019 and 2018.

Upon the Company’s IPO, the underlying warrants became exercisable for ordinary shares instead of Series A preferred shares and the related fair value of the warrant liability immediately prior to the IPO was recorded as additional paid in capital with reclassification of the warrant liability as equity. The underlying convertible debt obligations for the derivative liability were automatically converted into ordinary shares upon the IPO and the difference between the fair value of the shares issued in exchange for the convertible notes and the net carrying amount of the convertible notes was recorded as an extinguishment loss. As such, there were no liabilities to be remeasured at fair value on a recurring basis as of December 31, 2019.

As of December 31, 2018, the outstanding debt from the Term Loan (Note 7) and convertible debt obligations (Note 8) bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value. Upon the IPO, the convertible debt obligations were converted to ordinary shares. As of December 31, 2019, the outstanding debt from the Term Loan bears interest at a rate which approximates prevailing market rates for an instrument with similar characteristics and, accordingly, the carrying value for this instrument approximates fair value.

Warrant Liability

As consideration for the Company’s Loan (see Note 7), the Company and the lender entered into a warrant agreement. The warrant was recorded as a liability at fair value upon issuance. The warrant was recorded at fair value on the Company’s consolidated balance sheet as a liability and discount to the Loan. It was subject to revaluation at each balance sheet date, and any changes in value were recorded as a component of gain or loss from valuation of warrant liability, until the earlier of their exercise or expiration or upon the completion of a liquidation event.

In December 2018, the Company used a Black-Scholes model which incorporates assumptions and estimates, to value the warrant under various liquidity scenarios. The estimated fair value of the warrant as of December 31, 2018, used the following assumptions: average volatility of 65%, expected term of 7.1 years, average risk-free interest rate of 2.6%, fair value of ordinary shares of $1.05, fair value of Series A preferred shares of $2.31 and a zero dividend yield. The resulting estimated fair value of the warrant liability was $0.1 million.

In 2019, upon the completion of the IPO and the resulting conversion of the Series A preferred shares, the outstanding Warrant became exercisable into 500,000 ordinary shares at $1.00 per share. Upon the completion of the IPO, the Warrant met the criteria for equity classification as it was indexed to the Company’s shares and therefore the Warrant was reclassified from a liability to an equity instrument and was included in additional paid-in capital. The following assumptions were used to measure the final fair value of the warrant liability prior to the IPO: average volatility of 61.1%, expected term of 8.36 years, average risk-free interest rate of 2.6%.

The following table presents the Warrant liability measured at fair value using unobservable inputs (Level 3) as of the year ended December 31, 2019 and 2018 (in thousands):

Fair value at January 1, 2018	$513
Change in fair value of warrant liability	(413)
Fair value at December 31, 2018	$100
Change in fair value of warrant liability	300
Reclassification of warrant liability	(400)
Fair value at December 31, 2019	$—

Derivative Liability

During 2018, the Company entered into a number of note purchase agreements (see Note 8) in which it concluded that certain of the redemption and conversion features within the agreements met the bifurcation criteria under ASC 815, Derivatives and Hedging, and therefore should be accounted for separately from the debt (“Derivative Liability”). The Derivative Liability is recorded at fair value on the Company’s consolidated balance sheet as a liability and subject to revaluation at each balance sheet date, and any changes in value are recorded as a component of gain or loss in the change in valuation of derivative liability on the statements of operations.

In January 2018, upon the issuance of the first note in the amount of $15.0 million as well as the exchange note of $52.4 million, the identified embedded derivatives were initially valued using a Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 20% probability, long term IPO at 50% probability, and change of control at a 20% probability. Other assumptions included a forecast horizon of 2.0 years, the present value of the Company’s equity, and expected volatility of 82%. The resulting fair value of the derivatives was $19.3 million.

In April 2018, upon the issuance of the second note in the amount of $5.0 million, the embedded derivative was initially valued using a Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 30% probability, long term IPO at 40% probability, and change of control at a 20% probability. Other assumptions included a forecast horizon of 1.8 years, the present value of the Company’s equity, and expected volatility of future equity of 83%. The resulting derivative fair value was $1.4 million.

In May 2018, upon the issuance of additional notes in the amount of $30.0 million, the embedded derivatives were initially valued using a Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 40% probability, long term IPO at 30% probability, and change of control at a 20% probability. Other assumptions included a forecast horizon of 1.6 years, the present value of the Company’s equity, and expected volatility of future equity of 79%. The resulting derivative fair value was $11.2 million.

As of December 31, 2018, the fair value of the total Derivative Liability for the January through May notes totaling $102.4 million was re-measured using the Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 50% probability, long term IPO at 20% probability, and change of control at a 20% probability. Other assumptions included the present value of the Company’s equity, the expected volatility of future equity at 64%, an annualized risk free rate of 2.7% and a forecast horizon of 1.75 years. The resulting fair value of the derivative was $32.8 million.

In October 2018, upon the issuance of additional notes in the amount of $15.0 million, the embedded derivatives were initially valued using the ordinary share value of the Company of $1.53. This alternative method was utilized because the new note did not contain subsequent financing or change of control conversion features. The probabilities and timing of three IPO scenarios were as follows: no IPO at 30% probability, short term IPO at 20% probability with time to IPO of 0.17 years and long term IPO at 50% probability with a time to IPO of 0.41 years. The resulting derivative fair value was $2.4 million.

In December 2018, upon the issuance of additional notes in the amount of $10.0 million, the embedded derivatives were initially valued using the ordinary share value of the Company of $1.05 and the probabilities and timing of three scenarios: no IPO at 30% probability, short term IPO at 40% probability with time to IPO of 0.16 years and long term IPO at 30% probability with time to IPO of 1.4 years. The resulting derivative fair value was $1.5 million.

As of December 31, 2018, the fair value of the total Derivative Liability for the October through December notes totaling $25.0 million was re-measured using the fair value of the Company’s ordinary shares of $1.05 and the probabilities and timing of three scenarios: no IPO at 30% probability, short term IPO at 50% probability with time to IPO of 0.16 years and a long term IPO at 20% probability with time to IPO of 1.40 years. The resulting fair value of the derivative was $3.8 million.

In 2019, upon closing of the IPO, all the Company’s outstanding convertible notes payable, including principal, interest and premium thereon, converted into 175,210,373 ordinary shares. The automatic conversion upon the IPO was a settlement of the debt and the difference between the fair value of the shares issued in exchange for the convertible notes and the net carrying amount of the convertible notes was recorded as a loss on extinguishment of debt. See Notes 8 and 9 regarding the terms of the convertible notes payable and Series A preferred shares, respectively.

The following table presents the Derivative Liability measured at fair value using Level 3 inputs as of the year ended December 31, 2019 and 2018 (in thousands):

Fair value at January 1, 2018	$—
Issuance of debt	35,883
Change in fair value of derivative liability	684
Fair value at December 31, 2018	$36,567
Issuance of debt	1,256
Change in fair value of derivative liability	(2,782)
Conversion of debt- derivative liability	(35,041)
Fair value at December 31, 2019	$—

There have been no transfers between fair value measure levels during the years ended December 31, 2019 and 2018.